Goodwill and Other Intangible Assets Other Intangible Assets (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Intangible Assets [Line Items]
Future amortization expense, 2017	$ 537
Gross carrying amount, total intangible assets	7,920	$ 1,706
Net, Total Intangible Assets	7,540	1,387
Finite-Lived Intangible Assets, Gross [Abstract]
Gross Carrying Amount	5,215	1,164
Accumulated Amortization	(380)	(319)
Net, Total Amortized Intangible Assets	4,835	845
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Carrying Amount, Gross and Net	2,705	542
Patented Technology
Finite-Lived Intangible Assets, Gross [Abstract]
Gross Carrying Amount	1,528	53
Accumulated Amortization	(24)	(48)
Net, Total Amortized Intangible Assets	1,504	5
Customer Relationships
Finite-Lived Intangible Assets, Gross [Abstract]
Gross Carrying Amount	3,168	875
Accumulated Amortization	(226)	(168)
Net, Total Amortized Intangible Assets	2,942	707
Miscellaneous
Finite-Lived Intangible Assets, Gross [Abstract]
Gross Carrying Amount	519	236
Accumulated Amortization	(130)	(103)
Net, Total Amortized Intangible Assets	389	133
Trademarks
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Carrying Amount, Gross and Net	2,555	542
Miscellaneous
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Carrying Amount, Gross and Net	150	$ 0
Adient spin-off [Member]
Intangible Assets [Line Items]
Future amortization expense, 2017	$ 430